Accrued expenses, accounts payable and other liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	¥ 107,205		¥ 94,368
Other deposits and advances received	55,200		53,794
Accrued bonus and staff costs, including sales commission	28,343		24,871
Payable to merchants and third party marketing affiliates	26,798		24,681
Anti-monopoly Fine (Note 25(b))			18,228
Payables and accruals for purchases of property and equipment	17,032		11,836
Other taxes payable	8,761		7,922
Amounts due to related companies	7,783		5,926
Contingent and deferred consideration in relation to investments and acquisitions	2,045		4,146
Operating lease liabilities (Note 6)	¥ 4,994		¥ 4,069
Operating lease liabilities, Statement of Financial Position	Current accrued expenses, accounts payable and other liabilities	Current accrued expenses, accounts payable and other liabilities	Current accrued expenses, accounts payable and other liabilities
Escrow money payable	¥ 203		¥ 211
Others	13,096		11,088
Current accrued expenses, accounts payable and other liabilities	271,460	$ 42,822	261,140
Non-current:
Operating lease liabilities (Note 6)	¥ 30,259		¥ 28,217
Operating lease liabilities, Statement of Financial Position	Other liabilities	Other liabilities	Other liabilities
Contingent and deferred consideration in relation to investments and acquisitions	¥ 990		¥ 1,049
Others	628		1,488
Other liabilities	¥ 31,877	$ 5,028	¥ 30,754